Information by Segment - By Geographic Area (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)		Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)
Disclosure of geographical areas [line items]
Total non current assets			$ 509,225	$ 449,697
Total revenue	$ (37,476)	[1]	$ (781,585)	(702,692)	$ (597,008)
IFS TopCo
Disclosure of geographical areas [line items]
Economic ownership percentage	37.00%		37.00%
Other (1)
Disclosure of geographical areas [line items]
Total revenue			$ (13,519)	(12,210)	(6,762)
Operating segments
Disclosure of geographical areas [line items]
Total revenue			(802,074)	(730,669)	(618,400)
Operating segments | Goods Offered For Sale
Disclosure of geographical areas [line items]
Total revenue			(801,684)	(729,786)	(618,284)
Operating segments | Other (1)
Disclosure of geographical areas [line items]
Total revenue			(20,209)	(29,652)	(21,280)
Operating segments | Other (1) | Goods Offered For Sale
Disclosure of geographical areas [line items]
Total revenue			(20,209)	(29,652)	(21,280)
Material reconciling items
Disclosure of geographical areas [line items]
Total revenue			20,489	27,977	21,392
Material reconciling items | Services Provided To Customers
Disclosure of geographical areas [line items]
Total revenue			(390)	(883)	(116)
Material reconciling items | Other (1)
Disclosure of geographical areas [line items]
Total revenue			6,690	17,442	14,518
Material reconciling items | Other (1) | Services Provided To Customers
Disclosure of geographical areas [line items]
Total revenue			0	0	0
Mexico and Central America
Disclosure of geographical areas [line items]
Total non current assets			325,771	290,172
Mexico and Central America | Operating segments
Disclosure of geographical areas [line items]
Total revenue			(559,352)	(521,891)	(444,868)
Mexico and Central America | Operating segments | Other (1)
Disclosure of geographical areas [line items]
Total revenue			(20,209)	(29,652)	(21,280)
Mexico
Disclosure of geographical areas [line items]
Total non current assets			306,649	295,770
Total revenue			(503,207)	(456,709)	(418,807)
United States
Disclosure of geographical areas [line items]
Total non current assets			26,567	15,068
United States | Operating segments
Disclosure of geographical areas [line items]
Total revenue			(3,729)	(15)	(17)
United States | Operating segments | Other (1)
Disclosure of geographical areas [line items]
Total revenue			0	0	0
South America
Disclosure of geographical areas [line items]
Total non current assets			122,915	114,051
Total revenue			(10,990)	(6,673)	(11,034)
South America | Operating segments
Disclosure of geographical areas [line items]
Total revenue			(189,238)	(165,211)	(163,706)
South America | Operating segments | Other (1)
Disclosure of geographical areas [line items]
Total revenue			0	0	0
Brazil
Disclosure of geographical areas [line items]
Total non current assets			64,208	61,223
Total revenue			(81,857)	(53,573)	(70,737)
Colombia
Disclosure of geographical areas [line items]
Total non current assets			20,185	13,479
Total revenue			(54,776)	(57,432)	(45,733)
Argentina
Disclosure of geographical areas [line items]
Total non current assets			5,746	2,898
Chile
Disclosure of geographical areas [line items]
Total non current assets			24,384	30,885
Total revenue			(34,259)	(35,437)	(35,423)
Uruguay
Disclosure of geographical areas [line items]
Total non current assets			2,345	2,070
Total revenue			(5,818)	(4,415)	(3,886)
Ecuador
Disclosure of geographical areas [line items]
Total non current assets			4,592	3,496
Total revenue			(9,454)	(8,986)	(9,791)
Europe
Disclosure of geographical areas [line items]
Total non current assets			33,972	30,406
Europe | Operating segments
Disclosure of geographical areas [line items]
Total revenue			(49,755)	(43,552)	(9,809)
Europe | Operating segments | Other (1)
Disclosure of geographical areas [line items]
Total revenue			0	$ 0	$ 0
Peru
Disclosure of geographical areas [line items]
Total non current assets			$ 1,455

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.4